Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Note 8 - Property, Plant and Equipment, Net

	December 31
	2020	2021
	US$ thousands

Machinery and equipment	15,494	17,305
Office furniture and equipment	991	1,129
Leasehold improvements	2,884	3,406

Property, plant and equipment	19,369	21,840

Accumulated depreciation	(15,259)	(17,264)

Property, Plant and equipment, net	4,110	4,576

Depreciation expense for the years ended December 31, 2019, 2020 and 2021 were US$ 1,731 thousand, US$ 2,000 thousand and US$ 2,009 thousand, respectively.